Analysis of performance by segment	12 Months Ended
Dec. 31, 2023
Analysis of performance by segment
Analysis of performance by segment

B1     Analysis of performance by segment

B1.1  Segment results

		IFRS 17 basis				IFRS 4 basis
		2023 $m		2022 $m		2021 $m
	Note	note (i)		note (i)		note (i)
Continuing operations:
CPL		368		271		343
Hong Kong		1,013		1,162		975
Indonesia		221		205		446
Malaysia		305		340		350
Singapore		584		570		663
Growth markets and other note (ii)		746		728		932
Eastspring		280		260		314
Other income and expenditure:
Net investment return and other items note (iii)		(21)		(44)		21
Interest payable on core structural borrowings		(172)		(200)		(328)
Corporate expenditure note (iv)		(230)		(276)		(298)
Total other expenditure		(423)		(520)		(605)
Restructuring and IFRS 17 implementation costs note (v)		(201)		(294)		(185)
Adjusted operating profit	B1.2	2,893		2,722		3,233
Short-term fluctuations in investment returnsnote (vi)		(774)		(3,420)		(458)
Amortisation of acquisition accounting adjustments under IFRS 4		—		—		(5)
(Loss) gain attaching to corporate transactions note (vii)		(22)		55		(94)
Profit (loss) before tax attributable to shareholders		2,097		(643)		2,676
Tax charge attributable to shareholders' returns	B3.2	(385)		(354)		(462)
Profit (loss) for the year		1,712		(997)		2,214
Loss from discontinued US operations	D6	—		—		(5,027)
Profit (loss) for the year		1,712		(997)		(2,813)

Attributable to:
Equity holders of the Company
From continuing operations		1,701		(1,007)		2,192
From discontinued US operations		—		—		(4,234)
		1,701		(1,007)		(2,042)
Non-controlling interests
From continuing operations		11		10		22
From discontinued US operations		—		—		(793)
		11		10		(771)
Profit (loss) for the year		1,712		(997)		(2,813)

		IFRS 17 basis				IFRS 4 basis
		2023		2022		2021
Basic earnings per share (in cents)	Note	note (i)		note (i)		note (i)
Based on adjusted operating profit, net of tax and non-controlling interest from continuing operations	B4	89.0	¢	79.4	¢	101.5	¢
Based on profit for the year from continuing operations, net of non-controlling interest	B4	62.1	¢	(36.8)	¢	83.4	¢
Based on loss from discontinued US operations, net of non-controlling interest	B4	n/a		n/a		(161.1)	¢

Notes

(i)	Segment results are attributed to the shareholders of the Group before deducting the amount attributable to the non-controlling interests. This presentation is applied consistently throughout the document.
(ii)

The Growth markets and other segment includes non-insurance entities that support the Group’s insurance business and the result for this segment is after deducting the corporate taxes arising from the life joint ventures and associates. In 2021, this also comprised of other non-recurring items which largely included the impact of refinements to the run-off of the allowance of prudence within IFRS 4 technical provisions.

(iii)

Net investment return and other items in 2023 and 2022 includes an adjustment to eliminate intercompany profits as described below. Entities within the Prudential Group can provide services to each other, the most significant example being the provision of asset management services by Eastspring to the life entities. If the associated expenses are deemed attributable to the entity’s insurance contracts then the costs are included within the estimate of future cashflows when measuring the insurance contract under IFRS 17. In the Group’s consolidated accounts, IFRS 17 requires the removal of the intercompany profit from the measurement of the insurance contract. Put another way the future cash flows include the cost to the Group (not the insurance entity) of providing the service. In the period that the service is provided the entity undertaking the service, for example Eastspring, recognises the profit it earns as part of its results. To avoid any double counting an adjustment is included with the centre’s 'net investment return and other item' to remove the benefit already recognised when valuing the insurance contract.

(iv)	Corporate expenditure as shown above is for head office functions.
(v)

Restructuring and IFRS 17 implementation costs include those incurred in insurance and asset management operations of $(81) million (2022: $(137) million; 2021: $(101) million), largely comprising the costs of Group-wide projects including the implementation of IFRS 17 (this includes one-off costs associated with embedding IFRS 17), reorganisation programmes and initial costs of establishing new business initiatives and operations.

(vi)

In 2021, rising interest rates across most operations led to unrealized bond losses which more than offset the impact of higher discount rates on IFRS 4 policyholder liabilities under the local reserving basis applied and equity gains on shareholder backed business in the year which led to overall negative short-term investment fluctuations for total insurance and asset management operations.

(vii)

The loss for 2021 of $(94) million included $(35) million as shown separately on the Consolidated income statement largely related to costs associated with the demerger of Jackson and $(59) million arising on reinsurance transaction undertaken by the Hong Kong business under IFRS 4 basis.

B1.2  Determining operating segments and performance measure of operating segments

Operating segments

The Group's operating and reported segments for financial reporting purposes are defined and presented in accordance with IFRS 8 ‘Operating Segments’. There have been no changes to the Group’s operating segments from those reported in the Group’s consolidated financial statements for the year ended 31 December 2022. In the first quarter of 2021, the Group reviewed its operating segments for financial reporting under IFRS 8 following changes to the business and financial management information provided to the GEC. On 13 September 2021, the Group completed the demerger of the US operations (Jackson Financial Inc.) from the Prudential plc Group. Accordingly, the US operations did not represent an operating segment as of the end of 2021. The results of US operations were reclassified as discontinued in those consolidated financial statements in accordance with IFRS 5 ‘Non-current Assets Held for Sale and Discontinued Operations’, and were therefore excluded in the analysis of performance measure of operating segments.

Operations and transactions which do not form part of any business unit are reported as ‘Unallocated to a segment’ and generally comprise head office functions.

Performance measure

The performance measure of operating segments utilised by the Group is IFRS operating profit based on longer-term investment returns (adjusted operating profit) as described below. This measurement basis distinguishes adjusted operating profit from other constituents of total profit or loss for the year, including short-term fluctuations in investment returns and gain or loss on corporate transactions. Note B1.1 shows the reconciliation from adjusted operating profit to total profit (loss) for the year.

Determination of adjusted operating profit under IFRS 17 (for 2023 and 2022)

(a)    Approach adopted for insurance businesses

The measurement of adjusted operating profit reflects that, for the insurance business, assets and liabilities are held for the longer term. The Group believes trends in underlying performance are better understood if the effects of short-term fluctuations in market conditions, such as changes in interest rates or equity markets, are excluded. This concept was previously applied under IFRS 4, but the changing measurement model under IFRS 17 has impacted how such short-term fluctuations are determined.

The method of allocating profit between operating and non-operating components involves applying longer-term rates of return to the Group’s assets held by insurance entities (including joint ventures and associates). These longer-term rates of return are not applied when assets and liabilities move broadly in tandem and hence the effect on profit from short-term market movements is more muted. In summary the Group applies the following approach when attributing the ‘net investment result’ between operating and non-operating profit:

–

Returns on investments that meet the definition of an ‘underlying item’, namely those investments that determine some of the amounts payable to a policyholder such as assets within unit linked funds or with-profits funds, are recorded in adjusted operating profit on an actual return basis. The exception is for investments backing the shareholders’ 10 per cent share of the estate within the Hong Kong with-profits fund. Changes in the value of these investments, including those driven by market movements, pass through the income statement with no liability offset. Consequently adjusted operating profit recognises investment return on a longer-term basis for these assets.

–

For insurance contracts measured under the GMM, the impact of market movements on both the non-underlying insurance contract balances and the investments they relate to are considered together. Adjusted operating profit allows for the long-term credit spread (net of the expected defaults) or long-term equity risk premium on the debt and equity-type instruments respectively. Deducted from this amount is the unwind of the illiquidity premium included in the current discount rate for the liabilities.

–

Some GMM BEL components are calculated by reference to the investment return of assets, even if the BEL component itself is not considered an underlying item, for example the BEL component related to future fee income or a guarantee. In these cases for the purposes of determining operating profit, the BEL component is calculated assuming a longer-term investment return and any difference between the actual return arising in the period and the longer-term investment return is taken to non-operating profit. There is no impact on the balance sheet of this allocation.

–

A longer-term rate of return is applied to all other investments held by the Group’s insurance business for the purposes of calculating adjusted operating profit. More details on how longer-term rates are determined are set out below.

The difference between the net investment result recorded in the income statement and the longer-term returns determined using the above principles is recorded as ‘short-term fluctuations in investment returns’ as a component of non-operating profit.

The ‘insurance service result’ is recognised in adjusted operating profit in full with the exception of gains or losses that arise from market and other related movements on onerous contracts measured under the variable fee approach. If these gains and losses are capable of being offset across more than one annual cohort of the same product or fund as applicable, then the adjusted operating profit is determined by amortising the net of the future profits and losses on all contracts where profits or losses can be shared. Any difference between this and the insurance service results presented in the income statement is classified as part of ‘short-term fluctuations in investment returns’, a component of non-operating profit.

(b)    Determination of longer-term returns

The longer-term rates of return are estimates of the long-term trend investment returns having regard to past performance, current trends and future expectations. These rates are broadly stable from year to year but may be different between regions, reflecting, for example, differing expectations of inflation in each business unit. The assumptions are for the returns expected to apply in equilibrium conditions. The assumed rates of return do not reflect any cyclical variability in economic performance and are not set by reference to prevailing asset valuations.

For collective investment schemes that include different types of assets (eg equities and debt securities), weighted assumptions are used reflecting the asset mix underlying the relevant fund mandates.

Debt securities and loans

For debt securities and loans, the longer-term rates of return are estimates of the long-term government bond yield, plus the estimated long-term credit spread over the government bond yield, less an allowance for expected credit losses. The credit spread and credit loss assumptions reflect the mix of assets by credit rating. Longer-term rates of return range from 2.8 per cent to 8.4 per cent for 2023 (2022: 2.8 per cent to 7.8 per cent).

Equity-type securities

For equity-type securities, the longer-term rates of return are estimates of the long-term trend investment returns for income and capital. Longer-term rates of return range from 8.6 per cent to 15.7 per cent for 2023 and 2022.

Derivative value movements

In the case where derivatives change the nature of other invested assets (eg by lengthening the duration of assets, hedging overseas bonds to the currency of the local liabilities, or by providing synthetic exposure to equities), the longer-term return on those invested assets reflects the impacts of the derivatives.

(c)    Non-insurance businesses

For these businesses, the determination of adjusted operating profit reflects the underlying economic substance of the arrangements and excludes market related items only where it is expected these will unwind over time.

Determination of adjusted operating profit under IFRS 4 (for 2021)

(a)    With-profits business

For with-profits business in Hong Kong, Singapore and Malaysia, the adjusted operating profit reflected the shareholders’ share in the bonuses declared to policyholders. Value movements in the underlying assets of the with-profits funds only affected the shareholder results through indirect effects of investment performance on declared policyholder bonuses and therefore, did not affect directly the determination of adjusted operating profit.

(b)    Assets and liabilities held within unit-linked funds

The policyholder unit liabilities were directly reflective of the underlying asset value movements. Accordingly, the adjusted operating profit reflected the current year value movements in both the unit liabilities and the backing assets, which offset one another.

(c)    Other shareholder-backed long-term insurance business

In the case of other shareholder-financed business, the measurement of adjusted operating profit reflected the fact that, for the long-term insurance business, assets and liabilities were held for the longer term. For this business the Group believes trends in underlying performance were better understood if the effects of short-term fluctuations in market conditions, such as changes in interest rates or equity markets, were excluded. In determining the profit on this basis, the following key elements were applied to the results of the Group’s shareholder-financed businesses.

(i)    Policyholder liabilities that are sensitive to market conditions

Under IFRS 4, the degree to which the carrying values of liabilities to policyholders were sensitive to current market conditions varies between business units depending upon the nature of the ‘grandfathered’ measurement basis. Taiwan and India applied US GAAP, whose policyholder liabilities were not sensitive to market movements as they were locked in at policy inception.

Movements in liabilities for some types of business did require bifurcation between the elements that relate to longer-term market condition and short-term effects to ensure that at the net level (ie after allocated investment return and charge for policyholder benefits) the adjusted operating profit reflects longer-term market returns.

For certain non-participating business, for example in Hong Kong, the economic features were more akin to asset management products with policyholder liabilities reflecting asset shares over the contract term. Consequently, for these products, the charge for policyholder benefits in the adjusted operating profit reflected the asset share feature that is calculated assuming a longer-term return assumption rather than volatile movements that would otherwise be reflected if the IFRS balance sheet reserving basis was applied.

For other types of non-participating business, expected longer-term investment returns and interest rates were used to determine the movement in policyholder liabilities for determining adjusted operating profit. This ensured assets and liabilities were reflected on a consistent basis.

(ii)   Assets backing other shareholder-backed long-term insurance business

Except in the case of assets backing liabilities which were directly matched (such as unit-linked business) adjusted operating profit for assets backing shareholder-financed business was determined on the basis of expected longer-term investment returns. Longer-term investment returns comprised actual income receivable for the year (interest/dividend income) and longer-term capital returns, determined for debt and equity-type securities on the basis described below. The difference between the actual investment returns in the reporting period and the longer-term investment returns was recognised within short-term fluctuations in investment returns.

Debt securities and loans

As a general principle, for debt securities and loans, the longer-term investment returns comprised the interest receivable for the year and the amortisation of interest-related realised gains and losses to the date when sold securities would have otherwise matured (or a suitable proxy for this period). All unrealised gains and losses were treated as a component of short-term investment fluctuations. Consideration was given to the need to recognise an expected longer-term level of defaults for the securities within the longer-term investment returns, based on past performance and having regard to the credit quality of the portfolio, with any difference with actual credit-related realised losses arising in the year being included in short-term fluctuations. If, under this analysis, realised gains and losses were principally considered to be interest related with no significant credit-related losses based on past performance, then all realised gains and losses to date for these operations were treated as interest related and amortised to adjusted operating profit over the period to the date those securities would otherwise have matured and no separate charge to longer-term investment returns for credit defaults was made.

Equity-type securities

For equity-type securities that comprised both the Group's investments in direct equities and all of its collective investment scheme holdings, the longer-term rates of return were estimates of the long-term trend investment returns for income and capital having regard to past performance, current trends and future expectations. Different rates applied to different categories of the securities within this category.

For the Group’s investments in direct equities, the longer-term rates of return applied in 2021 ranged from 7.3 per cent to 16.9 per cent. For Group’s collective investment scheme holdings, the longer-term rates of return applied in 2021 ranged from 3.6 per cent to 11.0 per cent representing the range across business units of the weighted average expected longer-term return rates determined by reference to the underlying asset mix of the funds for each business unit. These rates were broadly stable from year to year but may be different between regions, reflecting, for example, differing expectations of inflation in each business unit. The assumptions were for the returns expected to apply in equilibrium conditions. The assumed rates of return did not reflect any cyclical variability in economic performance and were not set by reference to prevailing asset valuations. The longer-term investment returns for the insurance joint ventures and associates accounted for using the equity method were determined on a similar basis as the other insurance operations described above.

Derivative value movements

Generally, derivative value movements were excluded from adjusted operating profit. The exception was where the derivative value movements broadly offset changes in the accounting value of other assets and liabilities included in adjusted operating profit.

(d)    Other non-insurance businesses

For these businesses, the determination of adjusted operating profit reflected the underlying economic substance of the arrangements. Generally, realised gains and losses were included in adjusted operating profit with temporary unrealised gains and losses being included in short-term fluctuations. In some instances, realised gains and losses on derivatives and other financial instruments were amortised to adjusted operating profit over a time period that reflected the underlying economic substance of the arrangements.

B1.3	Revenue

Accounting policies for revenue under IFRS 17

The Group recognises insurance revenue as it satisfies its performance obligations, ie as it provides services under groups of insurance contracts. The insurance revenue relating to services provided for each period represents the total of the changes in the liability for remaining coverage that relate to services for which the Group expects to receive consideration and comprises the following items.

–	A release of the CSM, measured based on coverage units;
–	Changes in the risk adjustment for non-financial risk relating to current services;
–	Claims and other insurance service expenses for the period expected at the beginning of the year; and
–

Other amounts include the revenue recognised to cover the tax charge attributable to policyholders and other items, for example experience adjustments for premium receipts for current or past services.

In addition, the Group allocates a portion of premiums that relate to recovering insurance acquisition cash flows to each period using the same amortisation factor used to amortise CSM. The Group recognises the allocated amount, adjusted for interest accretion, as insurance revenue and an equal amount as insurance service expenses.

Non-distinct investment components are excluded from insurance revenue and insurance service expenses.

Policy fees charged on investment contracts without discretionary participation features for asset management and policy administration fees are recognised when related services are provided.

Accounting policies for revenue under IFRS 4

Premiums and annuity considerations for conventional and other protection type insurance policies are recognised as revenue when due. Premiums and annuity considerations for linked policies and other investment type policies are recognised as revenue when received or, in the case of unitised or unit-linked policies, when units are issued. These amounts exclude premium taxes and similar duties where Prudential collects and settles taxes borne by the policyholder. Policy fees charged on linked policies for mortality, morbidity, asset management and policy administration are recognised when related services are provided.

(a)Analysis of total revenue by segment

	IFRS 17 basis
	2023 $m
	Insurance operations note (i)
					Growth		Inter
	Hong				markets		-segment	Total	Unallocated
	Kong	Indonesia	Malaysia	Singapore	and other	Eastspring	elimination	segment	to a segment	Total
Amounts relating to changes in the liability for remaining coverage:
Expected claims and other directly attributable expenses	1,089	582	642	970	670	—	—	3,953	—	3,953
Change in risk adjustment for non-financial risk	73	35	24	55	41	—	—	228	—	228
Release of CSM for services provided	787	187	203	478	538	—	—	2,193	—	2,193
Other adjustments note (ii)	73	32	31	45	71	—	—	252	—	252
Recovery of insurance acquisition cash flows	1,207	306	234	435	563	—	—	2,745	—	2,745
Insurance revenue	3,229	1,142	1,134	1,983	1,883	—	—	9,371	—	9,371
Other revenue note (iii)	22	4	4	—	39	299	—	368	1	369
Total revenue from external customers note (iv)	3,251	1,146	1,138	1,983	1,922	299	—	9,739	1	9,740
Intra-group revenue	—	—	—	—	—	184	(184)	—	—	—
Interest income	1,033	92	239	785	627	7	—	2,783	164	2,947
Dividend and other investment income	775	93	151	528	117	3	—	1,667	7	1,674
Investment appreciation (depreciation)	2,155	50	177	1,490	1,309	4	—	5,185	(43)	5,142
Investment return	3,963	235	567	2,803	2,053	198	(184)	9,635	128	9,763
Total revenue	7,214	1,381	1,705	4,786	3,975	497	(184)	19,374	129	19,503

	IFRS 17 basis
	2022 $m
	Insurance operations note (i)
					Growth		Inter
	Hong				markets		-segment	Total	Unallocated
	Kong	Indonesia	Malaysia	Singapore	and other	Eastspring	elimination	segment	to a segment	Total
Amounts relating to changes in the liability for remaining coverage:
Expected claims and other directly attributable expenses	969	438	563	935	736	—	—	3,641	—	3,641
Change in risk adjustment for non-financial risk	53	33	20	33	30	—	—	169	—	169
Release of CSM for services provided	737	274	215	442	513	—	—	2,181	—	2,181
Other adjustments note (ii)	30	16	—	27	32	—	—	105	—	105
Recovery of insurance acquisition cash flows	1,051	309	231	378	484	—	—	2,453	—	2,453
Insurance revenue	2,840	1,070	1,029	1,815	1,795	—	—	8,549	—	8,549
Other revenue note (iii)	65	6	—	1	33	330	—	435	1	436
Total revenue from external customers note (iv)	2,905	1,076	1,029	1,816	1,828	330	—	8,984	1	8,985
Intra-group revenue	—	—	—	—	1	199	(200)	—	—	—
Interest income	927	83	208	724	601	4	—	2,547	50	2,597
Dividend and other investment income	689	77	183	576	107	1	—	1,633	25	1,658
Investment depreciation	(23,615)	(69)	(386)	(6,679)	(2,860)	(21)	—	(33,630)	(5)	(33,635)
Investment return	(21,999)	91	5	(5,379)	(2,151)	183	(200)	(29,450)	70	(29,380)
Total revenue	(19,094)	1,167	1,034	(3,563)	(323)	513	(200)	(20,466)	71	(20,395)

	IFRS 4 basis
	2021 $m
	Insurance operations note (i)
					Growth		Inter
	Hong				markets		-segment	Total	Unallocated
	Kong	Indonesia	Malaysia	Singapore	and other	Eastspring	elimination	segment	to a segment	Total
Gross premiums earned	10,032	1,724	1,900	6,246	4,315	—	—	24,217	—	24,217
Outward reinsurance premiums	(1,557)	(43)	(47)	(137)	(60)	—	—	(1,844)	—	(1,844)
Earned premiums, net of reinsurance	8,475	1,681	1,853	6,109	4,255	—	—	22,373	—	22,373
Other incomenote (iii)	52	12	—	22	117	437	—	640	1	641
Total external revenuenote(iv)	8,527	1,693	1,853	6,131	4,372	437	—	23,013	1	23,014
Intra-group revenue	—	—	—	—	1	217	(218)	—	—	—
Interest income	934	87	220	707	618	3	—	2,569	1	2,570
Dividend and other investment income	679	74	160	506	86	—	—	1,505	19	1,524
Investment appreciation (depreciation)	57	34	(300)	(29)	(361)	8	—	(591)	(17)	(608)
Total revenue	10,197	1,888	1,933	7,315	4,716	665	(218)	26,496	4	26,500

Notes

(i)

The Group’s share of the results from the joint ventures and associates including CPL that are equity accounted for is presented in a single line within the Group’s profit before tax on a net of related tax basis, and therefore not shown in the analysis of revenue line items above. Revenue from external customers of CPL (Prudential’s share) in 2023 is $560 million (2022: $595 million under IFRS 17 basis; 2021: $3,052 million under IFRS 4 basis). Further financial information on CPL is provided in note D5.3.

(ii)

Other adjustments comprise experience adjustment for premium receipts relating to past and current services provided under insurance contracts and insurance revenue earned from contracts measured under the PAA as well as the revenue recognised to cover the tax charge attributable to policyholders.

(iii)

Other revenue comprises revenue from external customers and consists primarily of revenue from the Group’s asset management business of $299 million (2022: $330 million; 2021: $437 million). Also included in other revenue is fee income on financial instruments that are not held at FVTPL of $3 million (2022: $2 million; 2021: $1 million).

(iv)

Due to the nature of the business of the Group, there is no reliance on any major customers. Of the Group’s markets, other than Hong Kong, Singapore, Indonesia and Malaysia as shown above, no individual markets have revenue from external customers that exceeds 10 per cent of the Group total for the years presented.

(b)Additional analysis of investment return

Investment return included in the income statement principally comprises interest income, dividends, investment appreciation and depreciation (realised and unrealised gains and losses) on investments mandatorily classified or designated as FVTPL and realised gains and losses (including impairment losses) on items classified at amortised cost and/or FVOCI (AFS for 2022 and 2021). Movements in unrealised appreciation or depreciation of securities designated as FVOCI (AFS for 2022 and 2021) are recorded in other comprehensive income. Interest income is recognised as it accrues. Dividends on equity securities are recognised on the ex-dividend date and rental income is recognised on an accrual basis.

IFRS 9 basis	2023 $m
Interest income calculated using the effective interest method	340
Net gains on financial instruments at FVTPL note (i)	9,400
Dividend income from Jackson shares designated at FVOCI recognised in the income statement	7
Other investment returns (including foreign exchange gains and losses)	267
Movement in amounts attributable to external unit holders of consolidated investment funds	(251)
Investment return recognised in the income statement	9,763
Valuation movements in Jackson shares recognised in other comprehensive income	8
Total investment return recognised in the income statement and other comprehensive income	9,771

IAS 39 basis	2022 $m
Interest income calculated using the effective interest method	237
Net losses on financial instruments at FVTPL note (i)	(30,890)
Dividend income from Jackson shares classified as AFS recognised in the income statement	24
Other investment returns (including foreign exchange gains and losses)	239
Movement in amounts attributable to external unit holders of consolidated investment funds	1,010
Investment return recognised in the income statement	(29,380)
Valuation movements in Jackson shares recognised in other comprehensive income	(187)
Total investment return recognised in the income statement and other comprehensive income	(29,567)

IAS 39 basis	2021 $m
Net realised and unrealised gains on securities at fair value through profit or loss note (ii)	624
Net realised and unrealised losses on derivatives at fair value through profit or loss note (ii)	(943)
Net realised losses on loans note (ii)	(2)
Interest income note (iii)	2,570
Dividend income	1,496
Other investment returns (including foreign exchange gains and losses)	(259)
Investment return recognised in the income statement	3,486

Notes

(i)

Net gains (losses) comprise interest income on financial instruments at FVTPL, dividend and other investment income and investment appreciation (depreciation). Net realised gains and losses on the Group’s investments for 2023 recognised in the income statement amounted to a net loss of $(6.0) billion (2022: a net loss of $(9.4) billion).

(ii)	Net realised gains and losses on the Group’s investments for 2021 recognised in the income statement amounted a net gain of $6.0 billion.
(iii)	Interest income in 2021 includes $280 million in respect of financial assets not at fair value through profit and loss.

The overall financial strength of Prudential and the results, both current and future, of the insurance business are in part dependent upon the quality and performance of the various investment portfolios. Prudential’s insurance investments support a range of businesses operating in many geographic areas. Each of the operations formulates a strategy based on the nature of its underlying liabilities, its level of capital and its local regulatory requirements. Prudential’s insurance business’s investments, excluding assets to cover linked liabilities and those attributable to external unit holders of consolidated investment funds, are largely held by Prudential’s Singapore and Hong Kong operations.

All investments are carried at fair value in the statement of financial position with fair value movements, which are volatile from period to period, recorded in the income statement, except for loans and receivables which are generally carried at amortised cost (unless designated at FVTPL), and the Group’s retained interest in Jackson which was, prior to its disposal in 2023, classified as FVOCI under IFRS 9 (designated as AFS under IAS 39). Subject to the effect of the exceptions, the year-on-year changes in investment returns primarily reflect the generality of overall market movements for equities and debt securities. In addition, foreign exchange rates affect the USD value of the translated income. Consistent with the treatment applied for other items of income and expenditure, investment return for operations not using USD as functional currency is translated at average exchange rates. The year-on-year movements in investment return of the Group mainly reflect the cumulative impact from the changes in interest rates on bond asset values and in the performance of the equity markets.

Allocation of investment return between policyholders and shareholders under IFRS 4

Investment return is attributable to policyholders and shareholders. A key feature of the accounting policies under IFRS 4 is that the investment return included in the income statement relates to all investment assets of the Group, irrespective of whether the return is attributable to shareholders, policyholders or the unallocated surplus of with-profits funds, the latter two of which have no direct impact on shareholders’ profit. The table below provides a breakdown of the investment return attributable to each type of business.

IFRS 4 basis
2021 $m
Policyholder returns
Assets backing unit-linked liabilities	516
With-profits business	2,700
3,216
Shareholder returns	270
Total investment return	3,486

Policyholder returns

Investment returns allocated to policyholders are those from investments in which shareholders have no direct economic interest, namely unit - linked business for which the investment returns are wholly attributable to policyholders and with - profits business in which the shareholders' economic interest (and the basis of recognising IFRS 4 basis profits) is restricted to a share of the actuarially determined surplus for distribution. Except for this surplus, the investment returns of the with - profits funds are attributable to policyholders (through the asset - share liabilities) or the unallocated surplus, which is accounted for as a liability under IFRS 4.

Shareholder returns

For shareholder-backed non-with-profits business, the investment returns are generally not directly attributable to policyholders and, therefore, impact shareholders’ profit directly.

B1.4  Net insurance and reinsurance finance income (expense)

Insurance finance income and expenses comprise changes in the carrying amounts of groups of insurance and reinsurance contracts arising from the effects of the time value of money, financial risk and changes therein, unless any such changes for groups of direct participating contracts are allocated to a loss component and included in insurance service expenses. These amounts include changes in the measurement of groups of contracts caused by changes in the value of underlying items (excluding additions and withdrawals). The Group does not disaggregate insurance finance income or expenses between profit or loss and other comprehensive income.

The following table provides an analysis of net insurance and reinsurance finance income (expense).

	IFRS 17 basis
	2023 $m	2022 $m
Net finance (expense) income from insurance contracts notes (i)(ii)
Accretion of interest on GMM contracts	(233)	(240)
Changes in fair value of underlying assets and other adjustments relating to VFA contracts	(8,162)	28,498
Effect of changes in interest rates and other financial assumptions	(276)	458
Effect of measuring changes in estimates at current rates and adjusting the CSM at locked-in rates	43	53
Net foreign exchange income (expense)	12	(524)
Other finance (expense) income from insurance contracts note (iii)	(223)	378
	(8,839)	28,623
Net finance expense from reinsurance contracts held notes (i)(ii)
Accretion of interest on GMM contracts	45	45
Effect of changes in interest rates and other financial assumptions	168	(1,301)
Effect of measuring changes in estimates at current rates and adjusting the CSM at locked-in rates	(11)	71
Net foreign exchange (expense)	(8)	(1)
Other finance (expense) from reinsurance contracts note (iv)	(3)	(7)
	191	(1,193)

Notes

(i)

The Group has made an accounting policy choice to disaggregate the finance component of the risk adjustment and present it under insurance finance income (expenses) instead of insurance service result.

(ii)

The analysis of the investment return on the assets of the Group is provided in note B1.4. The impact of changes in market movements on the assets and insurance contract liabilities will vary depending on whether the insurance contracts are classified as VFA or GMM, which is discussed further in note C6.1 (a).

(iii)

Other finance (expense) income from insurance contracts includes the effect of changes in the policyholders’ interest in the excess net assets of relevant participating funds of $(192) million (2022: $515 million).

(iv)	Other finance (expense) from reinsurance contracts held includes the effect of changes in non-performance risk of reinsurers of $(3) million (2022: $(7) million).

B1.5  Additional segmental analysis of profit after tax

	IFRS 17 basis		IFRS 4 basis
	2023 $m	2022 $m	2021 $m
CPLnote	(577)	(345)	278
Hong Kong	976	(742)	1,068
Indonesia	156	108	362
Malaysia	257	178	265
Singapore	512	(7)	394
Growth markets and other note	775	314	434
Eastspring	254	234	284
Total segment	2,353	(260)	3,085
Unallocated to a segment (central operations)	(641)	(737)	(871)
Total profit (loss) after tax	1,712	(997)	2,214

Note

The Growth markets and other segment comprises all other Asia and Africa insurance businesses alongside other amounts that are not included in the segment profit of an individual business unit, including tax on life joint ventures and associates that are accounted for on an equity-method basis. Accordingly, on the segmental analysis of the profit after tax basis above, the amount shown for CPL is before tax (with its tax being included in the Growth markets and other segment). The Group's share of CPL's post-tax result was $(366) million (2022: $(275) million).